Offerings	Jul. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value EUT 0.40 per share
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 3,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 460.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional ordinary shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.

The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the ordinary units/pre-funded units at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). The exercise of the Ordinary Share Purchase Warrants shall equal the sale price per Ordinary Unit pursuant to this offering.

The proposed maximum aggregate offering price of the Ordinary Units will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Units and Pre-Funded Units (including the Ordinary Shares issuable upon exercise of the pre-funded warrants), if any, is $3,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Ordinary Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the ordinary units/pre-funded units at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). The exercise of the Ordinary Share Purchase Warrants shall equal the sale price per Ordinary Unit pursuant to this offering.

The proposed maximum aggregate offering price of the Ordinary Units will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Units and Pre-Funded Units (including the Ordinary Shares issuable upon exercise of the pre-funded warrants), if any, is $3,000,000.

In accordance with Rule 457(g) under the Securities Act, because the Registrant’s Ordinary Shares underlying the Ordinary Shares Purchase Warrants, Pre-Funded Warrants and Ordinary Units are registered hereby, no separate registration fee is required with respect to such securities registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Ordinary Units will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Units and Pre-Funded Units (including the Ordinary Shares issuable upon exercise of the pre-funded warrants), if any, is $3,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Share Purchase Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the ordinary units/pre-funded units at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). The exercise of the Ordinary Share Purchase Warrants shall equal the sale price per Ordinary Unit pursuant to this offering.

In accordance with Rule 457(g) under the Securities Act, because the Registrant’s Ordinary Shares underlying the Ordinary Shares Purchase Warrants, Pre-Funded Warrants and Ordinary Units are registered hereby, no separate registration fee is required with respect to such securities registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Ordinary Share Purchase Warrants
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 4,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 690.00
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Registrant’s Ordinary Shares underlying the Ordinary Shares Purchase Warrants, Pre-Funded Warrants and Ordinary Units are registered hereby, no separate registration fee is required with respect to such securities registered hereby.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Registrant’s Ordinary Shares underlying the Ordinary Shares Purchase Warrants, Pre-Funded Warrants and Ordinary Units are registered hereby, no separate registration fee is required with respect to such securities registered hereby.